UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2013

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            April 25, 2013

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      48

 Form 13F Information Table Value Total:      $783,368
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE        CUSIP      VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                                OF CLASS                (x $1000)  PRN AMT   PRN  CALL  DISCRETN  MANAGER SOLE   SHARED  NONE

 ANADARKO PETROLEUM CORP.        COM        032511107   26,235     300,000    SH         SOLE             300,000
 BAKER HUGHES, INC.              COM        057224107    2,785      60,000    SH         SOLE              60,000
 CF INDUSTRIES HOLDINGS, INC.    COM        125269100   16,004      84,069    SH         SOLE              84,069
 CHEVRON CORP.                   COM        166764100   98,621     830,000    SH         SOLE             830,000
 CONOCOPHILLIPS                  COM        20825C104   16,527     275,000    SH         SOLE             275,000
 DEVON ENERGY CORP.              COM        25179M103    8,463     150,000    SH         SOLE             150,000
 DOW CHEMICAL CO.                COM        260543103   17,512     550,000    SH         SOLE             550,000
 E.I. DUPONT DE NEMOURS AND CO.  COM        263534109    6,145     125,000    SH         SOLE             125,000
 EASTMAN CHEMICAL CO.            COM        277432100   11,598     166,000    SH         SOLE             166,000
 ENERGEN CORP.                   COM        29265N108    9,102     175,000    SH         SOLE             175,000
 EOG RESOURCES, INC.             COM        26875P101   19,851     155,000    SH         SOLE             155,000
 EQT CORP.                       COM        26884L109    9,485     140,000    SH         SOLE             140,000
 EXXON MOBIL CORP.               COM        30231G102  129,166   1,433,430    SH         SOLE           1,433,430
 FMC CORP.                       COM        302491303    8,555     150,000    SH         SOLE             150,000
 FMC TECHNOLOGIES, INC.          COM        30249U101    5,439     100,000    SH         SOLE             100,000
 FREEPORT-MCMORAN COPPER & GOLD  COM        35671D857   16,120     487,000    SH         SOLE             487,000
 HALLIBURTON CO.                 COM        406216101   17,174     425,000    SH         SOLE             425,000
 HESS CORP.                      COM        42809H107   23,273     325,000    SH         SOLE             325,000
 HOLLYFRONTIER CORP.             COM        436106108    5,660     110,000    SH         SOLE             110,000
 KINDER MORGAN INC.              COM        49456B101    9,670     250,000    SH         SOLE             250,000
 LYONDELLBASELL INDUSTRIES N.V.  SHS-A      N53745100   14,240     225,000    SH         SOLE             225,000
 MARATHON OIL CORP.              COM        565849106    8,430     250,000    SH         SOLE             250,000
 MARATHON PETROLEUM CORP.        COM        56585A102   17,024     190,000    SH         SOLE             190,000
 MIDSTATES PETROLEUM CO., INC.   COM        59804T100    2,138     250,000    SH         SOLE             250,000
 NABORS INDUSTRIES, LTD.         SHS        G6359F103    5,174     319,000    SH         SOLE             319,000
 NATIONAL FUEL GAS CO.           COM        636180101    6,135     100,000    SH         SOLE             100,000
 NATIONAL OILWELL VARCO, INC.    COM        637071101   17,687     250,000    SH         SOLE             250,000
 NEW JERSEY RESOURCES CORP.      COM        646025106   11,571     258,000    SH         SOLE             258,000
 NEWFIELD EXPLORATION CO.        COM        651290108    1,794      80,000    SH         SOLE              80,000
 NOBLE ENERGY, INC.              COM        655044105   21,975     190,000    SH         SOLE             190,000
 OASIS PETROLEUM, INC.           COM        674215108    5,711     150,000    SH         SOLE             150,000
 OCCIDENTAL PETROLEUM CORP.      COM        674599105   32,132     410,000    SH         SOLE             410,000
 OIL STATES INTERNATIONAL, INC.  COM        678026105    8,157     100,000    SH         SOLE             100,000
 PEABODY ENERGY CORP.            COM        704549104    4,282     202,440    SH         SOLE             202,440
 PHILLIPS 66                     COM        718546104   24,159     345,275    SH         SOLE             345,275
 PIONEER NATURAL RESOURCES CO.   COM        723787107   12,425     100,000    SH         SOLE             100,000
 POTASH CORP OF SASKATCHEWAN     COM        73755L107    9,420     240,000    SH         SOLE             240,000
 PRAXAIR, INC.                   COM        74005P104   16,731     150,000    SH         SOLE             150,000
 QEP RESOURCES, INC.             COM        74733V100    5,254     165,000    SH         SOLE             165,000
 ROYAL DUTCH SHELL               SPONS ADR A780259206    3,317      50,903    SH         SOLE              50,903
 SCHLUMBERGER LTD.               COM        806857108   46,806     625,000    SH         SOLE             625,000
 SEADRILL LTD.                   SHS        G7945E105    7,442     200,003    SH         SOLE             200,003
 SOUTHWESTERN ENERGY CO.         COM        845467109    2,049      55,000    SH         SOLE              55,000
 SPDR GOLD TRUST                 GOLD SHS   78463V107   12,356      80,000    SH         SOLE              80,000
 SPECTRA ENERGY CORP.            COM        847560109      901      29,312    SH         SOLE              29,312
 TRANSOCEAN LTD.                 REG SHS    H8817H100    8,833     170,000    SH         SOLE             170,000
 WEATHERFORD INT'L. LTD          REG        H27013103    4,856     400,000    SH         SOLE             400,000
 WILLIAMS COMPANIES, INC.        COM        969457100   14,984     400,000    SH         SOLE             400,000
                                                       783,368
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